Note 4 Available amount for interim dividend payments (Details) € in Millions	Aug. 31, 2021 EUR (€)
Available amount for interim dividend payments [Line Items]
Profit of BBVA after the provision for income tax	€ 2,828
Maximum amount distributable	2,828
Amount of proposed interim dividend	724
BBVA cash balance available to the date	€ 46,768